Share-Based Payments	9 Months Ended	12 Months Ended
	Jan. 31, 2016	Apr. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 3. Share-Based Payments

The Company has in place a 2010 Equity Incentive Plan and a 2008 Equity Incentive Plan. In general, these plans provide for stock-based compensation in the form of (i) Non-statutory Stock Options; (ii) Restricted Stock Awards; and (iii) Stock Appreciation Rights to the Company’s employees, directors and non-employees. The plans also provide for limits on the aggregate number of shares that may be granted, the term of grants and the strike price of option awards.
Stock-based compensation in the amount of $567,000 and $657,000 was recognized for the three months ended January 31, 2016 and 2015, respectively, and $2,090,000 and $2,284,000 for the nine months ended January 31, 2016 and 2015, respectively. Stock-based compensation expense was recognized as follows (table in thousands):

	Three Months Ended January 31,		Nine Months Ended January 31,
	2016	2015	2016	2015
General and administrative	$488	$474	$1,600	$1,530
Sales and marketing	27	114	173	447
Research and development	49	65	262	267
TOS cost of sales	2	2	28	20
POS cost of sales	1	2	27	20
Total stock-based compensation expense	$567	$657	$2,090	$2,284

Stock Option Grants

Black-Scholes assumptions used to calculate the fair value of options granted during the three and nine months ended January 31, 2016 and 2015 were as follows:

	Three Months Ended January 31,		Nine Months Ended January 31,
	2016	2015	2016	2015
Expected term in years	2.5 – 6	—	2.5 – 6	3 – 6
Risk-free interest rates	0.995% – 1.75%	—	0.995% – 1.77%	0.79% – 1.94%
Volatility	82.72% – 91.98%	—	82.72% – 92.32%	85.8% – 102.1%
Dividend yield	0%	—	0%	0%

The weighted average fair value of stock options granted during the three months ended January 31, 2016 and 2015 was $3.12 and nil, respectively. The weighted average fair value of stock options granted during the nine months ended January 31, 2016 and 2015 was $3.60 and $8.04, respectively. The Company’s stock options activity for the nine months ended January 31, 2016 was as follows:

	Non- Employees	Directors and Employees	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, May 1, 2015	57,917	1,946,085	2,004,002	$5.74	6.7	$4,166,000
Granted	—	331,582	331,582	5.33	8.9	—
Exercised	—	—	—	—
Forfeited	—	(38,140)	(38,140)	6.64
Expired	(6,667)	(78,206)	(84,873)	6.91
Outstanding, January 31, 2016	51,250	2,161,321	2,212,571	5.61	6.4	$1,000
Vested and expected to vest as of January 31, 2016	51,250	2,161,321	2,212,571	5.61	6.4	$1,000
Exercisable as of January 31, 2016	34,271	1,644,223	1,678,494	5.76	5.8	$1,000

Included in the balances outstanding in the table above are 224,663 options (which vest based on service criteria) granted to each of the Company’s Chief Executive Officer and its President as of November 5, 2013 as part of their employment agreements. In addition to the above, there are 224,663 additional options granted to each of the Company’s Chief Executive Officer and President which vest based on both service and performance criteria. The service-based conditions of these options provide for vesting to occur monthly over a period of three years. The service-based options are expensed on a straight-line basis. Since the straight-line method is not available for performance or market-based share-based payments, the 224,663 performance-based options will be expensed on an accelerated basis once the Company determines it is probable that the performance-based conditions will be met.

Stock Purchase Warrants

As of January 31, 2016 and April 30, 2015, the Company had warrants outstanding for the purchase of 2,109,840 shares of its common stock, all of which were exercisable. Of these warrants, 1,849,285 were issued in connection with the March 2015 Private Placement as further discussed in Note 7 in the Company’s Form 10-K for the fiscal year ended April 30, 2015. Activity related to these warrants, which expire at various dates through January 2019, is summarized as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, May 1, 2015	2,109,840	$5.54	4.6	$3,764,871
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Outstanding, January 31, 2016	2,109,840	$5.54	3.9	$—

Note 6. Share-Based Payments

Stock-based compensation in the amount of $3.2 million and $2.8 million was recognized for years ended April 30, 2015 and 2014, respectively. Included in 2015 stock-based compensation expense under “general and administrative” line item is the option modification charge of $213,952. Stock-based compensation costs were recorded as follows (in thousands):

	Year Ended April 30,
	2015	2014
General and administrative	$2,204	$2,298
Sales and marketing	561	352
Research and development	352	36
TOS cost of sales	23	56
POS cost of sales	22	65
Total stock-based compensation expense	$3,162	$2,807

2010 Equity Incentive Plan

On February 18, 2011, shareholders owning a majority of the issued and outstanding shares of the Company executed a written consent approving the 2010 Equity Incentive Plan (“2010 Equity Plan”). The purpose of the 2010 Equity Plan is to grant (i) Non-statutory Stock Options; (ii) Restricted Stock Awards; and (iii) Stock Appreciation Rights (collectively, stock-based compensation) to its employees, directors and non-employees. Total stock awards under the 2010 Equity Plan shall not exceed 30,000,000 shares of common stock. Options and Stock Appreciation Rights expire no later than ten years from the date of grant and the awards vest as determined by the Board of Directors. Options and Stock Appreciation Rights have a strike price not less than 100% of the fair market value of the common stock subject to the option or right at the date of grant.

2008 Equity Incentive Plan

The Company has previously granted (i) Non-statutory Stock Options; (ii) Restricted Stock Awards; and (iii) Stock Appreciation Rights (collectively, stock-based compensation) to its employees, directors and non-employees under a 2008 Equity Incentive Plan (the “2008 Equity Plan”). Such awards may be granted by the Company’s Board of Directors. Options granted under the 2008 Equity Plan expire no later than ten years from the date of grant and the awards vest as determined by the Board of Directors.
For share-based payments to non-employee consultants under both the 2010 and 2008 Equity Incentive Plan, the fair value of the share-based consideration issued is used to measure the transaction, as management believes this to be a more reliable measure of fair value than the services received. The fair value of the award is expensed over the period service is provided to the Company; however, it is ultimately measured at the price of the Company’s common stock or the fair value of stock options using the Black-Scholes valuation model on the date that the commitment for performance by the non-employee consultant has been reached or performance is complete, which is generally the vesting date of the award.

Director Compensation Plan

On December 12, 2013, the Compensation Committee of the Board of Directors of the Company adopted changes to the Director Compensation Plan of 2010 (the “Director Plan”) effective commencing December 1, 2013. Under the Director Plan, independent directors of the Company are entitled to an annual award of a five-year option to purchase 8,333 shares of the Company’s common stock, and the Chairman of the Board of the Company is entitled to an annual award of a five year option to purchase 16,667 shares of the Company’s common stock. Independent directors who serve as chairperson of a committee will also receive an annual grant of a five-year option to purchase 1,667 shares of the Company’s unregistered common stock. All options issued under the Director Plan vest quarterly at a rate of 25%. Option grants will typically be issued after the annual shareholder meeting which will generally be held in October of each year. New directors will receive a grant upon joining the Board equal to the pro-rata annual grant for the remainder of the year. Options issued under the Director Plan are issued pursuant to the 2010 Equity Plan.

Stock Option Grants

Black-Scholes assumptions used to calculate the fair value of options granted during the years ended April 30, 2015 and 2014 were as follows:

	Year Ended April 30,
	2015	2014
Expected term in years	2.5 – 6.0	3.0 – 6.0
Risk-free interest rates	0.8% – 1.9%	0.7% – 2.4%
Volatility	86% – 102%	84% – 102%
Dividend yield	0%	0%

The weighted average fair value of stock options granted during the years ending April 30, 2015 and 2014, was $7.32 and $11.52, respectively. The Company’s stock options activity and related information as of and for the years ended April 30, 2015 and 2014 is as follows (dollars in thousands):
	Non- Employees	Directors and Employees	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, May 1, 2014	63,750	1,882,170	1,945,920	$12.12	7.5	$985,000
Granted	6,667	1,756,714	1,763,380	7.92
Exercised	—	(313)	(313)	5.88
Canceled	—	(1,656,073)	(1,656,073)	12.48
Forfeited	—	(12,604)	(12,604)	11.52
Expired	(12,500)	(23,809)	(36,309)	11.88
Outstanding, April 30, 2015	57,917	1,946,085	2,004,002	5.74	6.7	$4,166,000
Vested and expected to vest as of April 30, 2015	57,917	1,946,085	2,004,002		6.7	$4,166,000
Vested as of April 30, 2015	40,625	1,385,298	1,425,923	5.88	5.9	$2,879,000

	Non- Employees	Directors and Employees	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, May 1, 2013	63,750	1,093,767	1,157,517	$10.20	7.0	$89,000
Granted	—	816,111	816,111	14.76
Exercised	—	(2,813)	(2,813)	7.56
Canceled	—	—	—	—
Forfeited	—	(6,042)	(6,042)	9.84
Expired	—	(18,854)	(18,854)	8.76
Outstanding, April 30, 2014	63,750	1,882,170	1,945,920	12.12	7.5	$985,000
Vested and expected to vest as of April 30, 2014	63,750	1,882,170	1,945,920		7.5	$985,000
Vested as of April 30, 2014	43,524	1,086,857	1,130,381	10.20	6.1	$927,000

Included in the balances outstanding in the table above are 224,663 options (which vest based on service criteria) granted to the Company’s Chief Executive Officer and its President as of November 5, 2013 as part of their new employment agreements. In addition to the above, there are 224,663 additional options granted to the Company’s Chief Executive Officer and President which vest based on both service and performance criteria. The service-based conditions of these options provide for vesting to occur monthly over a period of three years. The service-based options, like all of the Company’s service-based options, are expensed on a straight-line basis. Since the straight-line method is not available for performance or market-based share-based payments, the 224,663 performance-based options will be expensed on an accelerated basis once the Company determines it is probable that the performance-based conditions will be met.
On March 16, 2015, the Company and certain members of its senior management team agreed to exchange existing options to purchase shares of the Company’s common stock with new options. The new options have a lower exercise price for fewer shares and have the same vesting schedules and the same termination expiration dates as the existing options. The Company used the Black Scholes valuation method to determine if the modification created additional stock option expense. Due to the modification the Company had an additional stock option modification expense for the current period of $213,951 and future additional stock option modification expense of $386,578. All additional expense will be recorded as stock option expense. The members of the senior management team whose options were exchanged include Joel Ackerman, the Company’s Chief Executive Officer and a member of its Board of Directors, Ronnie Morris, the Company’s President and a member of its Board of Directors, James McGorry, the Company’s Executive Vice President and General Manager, Translational Oncology Solutions and David Miller, the Company’s Vice President, Finance. As a result of the option exchange, an aggregate of 1,656,073 existing options with exercise prices ranging from $5.64 to $15.96 per share were exchanged for an aggregate of 1,468,161 new options with exercise prices of $4.92 per share.
Also on March 16, 2015, the Company and each of Mr. Ackerman and Dr. Morris agreed to amend their employment agreements with the Company. Their current employment agreements provide that, for the year from November 1, 2014 to October 31, 2015, Mr. Ackerman and Dr. Morris’s salaries would be paid half in cash and half in options to purchase shares of common stock. To conserve the Company’s cash, Mr. Ackerman and Dr. Morris have agreed to accept all of their compensation in options, and none of it in cash for such year. Mr. Ackerman received 96,283 options and Dr. Morris received 90,358 options. These options were granted on March 16, 2015 and vest over a one year period starting from November 1, 2014 which is concurrent with their employment contract.

Restricted Stock Grants

The total fair value of shares vested during the years ended April 30, 2015 and 2014 was nil and $15,000, respectively. As of April 30, 2015, there was no unrecognized stock compensation expense related to nonvested restricted stock awards.

Stock Purchase Warrants

As of April 30, 2015, the Company had warrants outstanding for the purchase of 2,109,840 shares of its common stock, all of which were exercisable. Of these warrants, 1,849,285 were issued in connection with the March 2015 Private Placement as further discussed in Note 7. Activity related to these warrants, which expire at various dates through January 2019, is summarized as follows (dollars in thousands):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, May 1, 2014	273,056	$7.32	2.9	$984,333
Granted	1,849,285	5.64	4.9	3,108,271
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	(12,500)	—	—	—
Outstanding, April 30, 2015	2,109,840	$5.82	4.6	$3,247,604

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, May 1, 2013	273,056	$7.32	3.9	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Outstanding, April 30, 2014	273,056	$7.32	2.9	$984,333